Revenues - Schedule of Revenue Disclosure of Timing of Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Timing of revenue recognition
Revenue from contracts with customers	¥ 200,976	$ 27,534	¥ 233,363	¥ 92,814
Goods or services transferred at point in time [member]
Timing of revenue recognition
Revenue from contracts with customers	190,203		145,641	92,814
Goods or services transferred over time [member]
Timing of revenue recognition
Revenue from contracts with customers	¥ 10,773		¥ 87,722	¥ 0